Details of Significant Accounts (Details) - Schedule of Other Income - TWD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Other Income [Abstract]
Government grants	$ 326	$ 63
Other income	142	267
Total	$ 468	$ 330